Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 51,741	$ 51,741
Less accumulated depreciation	(12,998)	(730)
Property and equipment, net	38,743	51,011
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 51,741	$ 51,741
Estimated Useful Life	5 years